Financial Instruments - Derivative Instruments designated as hedging instruments - Balance Sheet Location (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments designated as hedging instruments
Total derivatives	$ (62,009)	$ 84,150
Current liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	18,938	190,973
Current assets - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (80,947)	$ (106,823)